Supplemental Disclosure of Cash Flow Information	12 Months Ended
Apr. 24, 2016
Supplemental Disclosure of Cash Flow Information
Supplemental Disclosure of Cash Flow Information

12. Supplemental Disclosure of Cash Flow Information

For the fiscal years 2016, 2015 and 2014, we made cash payments for interest, net of capitalized interest, of $65,061, $81,023 and $85,472, respectively. We made income tax payments, net of refunds, of $134 in fiscal 2016 and received income tax refunds, net of payments, of $29 and $4,354 in fiscal 2015 and 2014, respectively.

For fiscal 2016 and 2015, the change in accrued purchases of property and equipment in accounts payable increased by $7,923 and $1,959, respectively, and decreased by $7,149 in fiscal 2014.

For fiscal 2016 and 2015, we capitalized interest of $600 and $23, primarily related to the land-based and hotel renovations at our Bettendorf property. For fiscal 2014, we capitalized interest of $185 primarily related to construction of our casino at the Nemacolin Woodland Resort in Pennsylvania.